INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ (13,810)	$ 18,948
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of right-of-use assets	841	838
Depreciation of property and equipment	5,417	5,201
Amortization of intangible assets	2,234	617
Share-based compensation	851	995
Gain from equity method investments	(2)	(133)
Loss (gain) on disposal of property and equipment	(1)	56
Changes in fair value of derivative instruments	(70)	(103)
Gain from short-term investments		(155)
Gain on disposal of discontinued operations		(18,687)
Changes in fair value of cryptocurrency assets	2,294	(1,703)
Changes in fair value of payables settled by cryptocurrency assets	(6)		$ (37)
Loss of cryptocurrencies	1,266
Changes in operating assets and liabilities:
Accounts receivable	398	56
Prepayments and other current assets	(619)	151
Cryptocurrency assets	(11,702)	(14,886)
Long-term prepayments and other non-current assets	184	73
Accounts payable		(1,139)
Operating lease liabilities	(741)	(847)
Accrued expenses and other current liabilities	(3,503)	(1,510)
Accrued payroll and welfare payable	(20)	(96)
Income tax payable	10	(3)
Deposits		184
Net cash used in operating activities	(16,979)	(12,143)
Cash flows from investing activities
Proceeds from the disposal of subsidiaries, net of cash disposed		(372)
Cash received from return of long-term investments	427	245
Cash received from disposal of cryptocurrency assets	17,491	11,472
Cash paid for property and equipment	(3)
Cryptocurrencies purchased using fiat currency	(1,312)
Cash paid for computer software	(32)
Proceeds from disposal of property and equipment	4	71
Net cash provided by investing activities	16,575	11,416
Cash flows from financing activities
Proceeds from exercise of warrants		30
Net cash provided by financing activities		30
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(181)	(284)
Net decrease in cash, cash equivalents and restricted cash	(585)	(981)
Cash, cash equivalents and restricted cash at beginning of the period	1,810	3,277	3,277
Cash, cash equivalents and restricted cash at end of the period	1,225	2,296	1,810
Supplemental disclosures of cash flow information:
Interest received		1
Supplemental disclosures of non-cash investing and financing activities:
Cryptocurrencies collected from disposal of discontinued operation	1,000
Cryptocurrencies received from disposal of long-term investment	190
Deposits received from customers of mining data center in the form of cryptocurrencies		442	442
Cryptocurrencies collected from short-term investments		2,452	$ 5,506
Cryptocurrencies paid to short-term investments		2,297
Cryptocurrencies collected from derivative contracts	1,731	4,335
Cryptocurrencies paid to derivative contracts	842	5,363
Property, plant and equipment transferred from long-term prepayment	$ 2,974	$ 55